REVENUES	12 Months Ended
Dec. 31, 2018
REVENUES
REVENUES

26.  REVENUES

The Group derives revenues in the following major product lines:

						Consolidated
2016	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues	38,407	4,175	3,232	237	—	46,051
Interconnection revenues	1,340	—	—	2,807	—	4,147
Data, internet, and information technology service revenues
Cellular internet and data	28,304	—	—	3	—	28,307
Internet, data communication, and information technology services	—	4,683	8,173	981	—	13,837
Short Messaging Services (“SMS”)	15,944	—	6	3	—	15,953
Pay TV	—	1,007	104	—	—	1,111
Others	—	11	17	—	19	47
Total Data, internet, and information technology service revenues	44,248	5,701	8,300	987	19	59,255
Network revenues	3	11	301	632	—	947
Other revenues
Sales of peripherals	—	—	1,489	—	—	1,489
Manage service and terminal	—	—	784	4	—	788
Call center service	—	—	276	238	—	514
E-health	—	—	415	—	—	415
E-payment	—	—	424	—	—	424
Tower lease rental	—	—	—	733	—	733
Others	—	523	595	228	224	1,570
Total other revenues	—	523	3,983	1,203	224	5,933
Total revenues	83,998	10,410	15,816	5,866	243	116,333
Adjustments and eliminations	—	—	—	—	(224)
Total external revenues as reported in note operating segment	83,998	10,410	15,816	5,866	19

						Consolidated
2017	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues	37,144	3,757	2,758	253	—	43,912
Interconnection revenues	1,672	—	—	3,502	—	5,174
Data, internet, and information technology service revenues
Cellular internet and data	37,951	—	—	3	—	37,954
Internet, data communication, and information technology services	—	6,070	8,033	980	—	15,083
Short Messaging Services (“SMS”)	13,091	—	99	2	—	13,192
Pay TV	—	1,209	734	-	—	1,943
Others	—	14	177	37	126	354
Total Data, internet, and information technology service revenues	51,042	7,293	9,043	1,022	126	68,526
Network revenues	2	4	1,177	690	—	1,873
Other revenues
Sales of peripherals	—	—	2,292	—	—	2,292
Manage service and terminal	—	—	535	—	—	535
Call center service	—	—	831	139	—	970
E-health	—	—	470	—	—	470
E-payment	—	—	506	—	—	506
Tower lease rental	—	—	—	796	—	796
Others	213	51	1,518	1,037	383	3,202
Total other revenues	213	51	6,152	1,972	383	8,771
Total revenues	90,073	11,105	19,130	7,439	509	128,256
Adjustments and eliminations	—	—	—	—	(383)
Total external revenues as reported in note operating segment	90,073	11,105	19,130	7,439	126

						Consolidated
2018	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues	34,338	3,328	2,298	284	—	40,248
Interconnection revenues	933	—	—	4,529	—	5,462
Data, internet, and information technology service revenues
Cellular internet and data	41,033	—	3	—	—	41,036
Internet, data communication, and information technology services	—	6,872	10,247	1,016	8	18,143
Short Messaging Services (“SMS”)	9,046	0	251	1	—	9,298
Pay TV	—	2,251	75	—	—	2,326
Others	—	20	486	208	130	844
Total Data, internet, and information technology service revenues	50,079	9,143	11,062	1,225	138	71,647
Network revenues	2	1	712	1,020	—	1,735
Other revenues
Sales of peripherals	—	—	1,852	—	—	1,852
Manage service and terminal	—	—	1,449	0	—	1,449
Call center service	—	—	877	167	8	1,052
E-health	—	—	563	—	—	563
E-payment	—	—	449	—	—	449
Others	—	5	1,598	1,959	282	3,844
Total other revenues	—	5	6,788	2,126	290	9,209
Total revenues from contract with customer	85,352	12,477	20,860	9,184	428	128,301
Revenues from other source	—	1,414	164	909	—	2,487
Total revenues	85,352	13,891	21,024	10,093	428	130,788
Adjustments and eliminations	(14)	0	30	(9)	(298)
Total external revenues as reported in note operating segment	85,338	13,891	21,054	10,084	130

Management expects that most of the transaction price allocated to the unsatisfied contracts as of December 31, 2018 will be recognised as revenue during the next reporting period. Unsatisfied performance obligations as of December 31, 2018, which management expects to be realised within one year is Rp2,219 billion, and more than one year is Rp2,300 billion.

There is no revenue from major customer which exceeds 10% of total revenues for the year ended December 31, 2018.

Refer to Note 33 for details of related party transactions.